                       [ASSET MANAGEMENT FUND, INC. LOGO]

                          ASSET MANAGEMENT FUND, INC.

                             230 WEST MONROE STREET
                               CHICAGO, IL 60606

                       [ASSET MANAGEMENT FUND, INC. LOGO]
                          ASSET MANAGEMENT FUND, INC.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999

                               CHAIRMAN'S MESSAGE

June 7, 1999

Dear AMF Shareholders:

  The directors and officers of the Asset Management Fund, Inc. are pleased to present this semi-annual report for the six months ending April 30, 1999.

  We could well frame this report by extracting quotes from our last annual report (period ending October 31, 1998) and, as well, from our last semi-annual report (period ending April 30, 1998).

  In April of 1998, we wrote "Will the Fed tighten to quell the vigor of the domestic economy?" and, in October 1998, we commented as follows: "The economy continued to grow briskly throughout the period and market participants, including the Fed, were trying to clarify their views."

  The same issues remain the primary focus of today's bond market and will likely remain so in the foreseeable future. The fear that fast economic growth will cause an inflationary blip sufficient to arouse the Fed is still the topic du jour. Indeed, the old adage "The more things change, the more they stay the same," is a pretty accurate description of the bond market's current posture and recent past.

  At some point in time, however, the current stalemate will be resolved. It is well to remember, as regards the bond market, that long periods of range bond trading are often a prelude to moves of substantial magnitude and significant volatility. As we said in April of 1998, "we cannot recall when the battle lines have been so clearly drawn nor the risks of making the wrong decision so potentially impactual -- flexibility is the key to success."

  This aviso is still appropriate and the AMF portfolios will continue to monitor the markets and to respond to changing market conditions and perceptions in a manner consistent with the objectives of our shareholders.

Sincerely,

Rodger D. Shay
Chairman

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS....................................      98.0%
  Federal Home Loan Bank* -- weekly reset
       4.97%                                                          05/05/99   $ 5,000   $ 5,000,000
       4.93%                                                          05/05/99    10,000    10,000,000
       4.91%                                                          05/05/99    15,000    15,000,000
                                                                                           -----------
                                                                                            30,000,000
  Federal Home Loan Bank -- discount notes
       4.80%                                                          05/03/99    16,000    15,995,733
       4.70%                                                          05/07/99     5,000     4,996,083
       4.68%                                                          05/12/99     2,000     1,997,140
                                                                                           -----------
                                                                                            22,988,956
  Freddie Mac -- discount notes
       4.74%                                                          05/07/99     5,000     4,996,050
  Student Loan Marketing Association* -- weekly reset
       5.11%                                                          05/04/99    10,000     9,998,881
       5.11%                                                          05/04/99     4,980     4,979,380
       5.11%                                                          05/04/99     5,000     5,000,000
       4.59%                                                          05/04/99     5,000     4,992,056
                                                                                           -----------
                                                                                            24,970,317
                                                                                           -----------
     TOTAL AGENCY OBLIGATIONS
          (Cost $82,955,323)                                                                82,955,323
REPURCHASE AGREEMENT..................................       2.0%
  ABN Amro Bank
         4.83% (Agreement dated 04/30/99, to be
       repurchased at $1,682,677 on 05/03/99;
       collateralized by $1,636,000 U.S. Treasury
       Notes, 7.75%, due 11/30/99. The market value of
       the collateral is $1,716,042.)
          (Cost $1,682,000)                                           05/03/99     1,682     1,682,000
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES.......................     100.0%
          (Cost $84,637,323)**                                                              84,637,323
LIABILITIES IN EXCESS OF OTHER ASSETS.................       0.0%                               (6,803)
                                                                                           -----------
Net Assets applicable to 84,627,365 Shares of Common
  Stock issued and outstanding........................     100.0%                          $84,630,520
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($84,630,520 / 84,627,365)                                                         $      1.00
                                                                                           ===========

--------------------------------------------------------------------------------
 * Variable Rate Obligations -- The interest rate shown is the rate at April 30, 1999 and the maturity date shown represents the next interest rate readjustment date.

** Aggregate cost for Federal income tax purposes is identical.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                    PAR
                                                         ASSETS      MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.............       22.0%
  Collateralized Mortgage Obligations
     Freddie Mac
       5.10%                                                         04/15/17    $ 3,968    $  3,945,982
       5.00%                                                         04/25/19      4,000       3,925,000
                                                                                            ------------
                                                                                               7,870,982
  Pass Throughs
     Fannie Mae
       5.50%                                                         03/01/06      2,971       2,928,884
     Freddie Mac
       5.50%                                                         05/01/03      5,362       5,341,939
       5.50%                                                         04/01/06      5,342       5,272,299
       6.00%                                                         09/01/13      4,713       4,677,808
       6.00%                                                         02/01/14        999         991,981
                                                                                            ------------
                                                                                              19,212,911
                                                                                            ------------
     TOTAL FIXED RATE MORTGAGE-
       RELATED SECURITIES
          (Cost $27,056,606)                                                                  27,083,893
U.S. TREASURY OBLIGATIONS..........................       61.8%
  U.S. Treasury Notes
       7.125%                                                        09/30/99      4,000       4,038,750
       7.750%                                                        11/30/99      6,000       6,101,250
       5.500%                                                        04/15/00      5,000       5,025,000
       6.375%                                                        05/15/00      6,000       6,085,313
       6.125%                                                        07/31/00     10,000      10,132,812
       6.000%                                                        08/15/00      6,000       6,073,125
       5.000%                                                        02/28/01      9,000       8,987,344
       6.500%                                                        08/31/01      8,000       8,238,750
       6.625%                                                        04/30/02      6,000       6,235,312
       6.500%                                                        05/31/02      5,000       5,178,125
       4.750%                                                        02/15/04     10,000       9,803,125
                                                                                            ------------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $75,064,671)                                                                  75,898,906
--------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                    PAR
                                                         ASSETS      MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS.................................       13.8%
  Freddie Mac -- discount notes
       4.71%                                                         05/07/99    $ 2,000    $  1,998,430
       4.70%                                                         05/07/99      5,000       4,996,083
       4.78%                                                         05/14/99      3,000       2,994,822
       4.68%                                                         06/04/99      2,000       1,991,160
  Freddie Mac
       5.00%                                                         02/15/01      5,000       4,976,562
                                                                                            ------------
  TOTAL AGENCY OBLIGATIONS
          (Cost $16,970,303)                                                                  16,957,057
REPURCHASE AGREEMENT...............................        3.5%
  ABN Amro Bank
       4.83% (Agreement dated 04/30/99, to be
     repurchased at $4,238,705 on 05/03/99;
     collateralized by $4,121,000 U.S. Treasury
     Notes, 7.75%, due 11/30/99. The market value
     of the collateral is $4,322,620.)
          (Cost $4,237,000)                                          05/03/99      4,237       4,237,000
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES....................      101.1%
          (Cost $123,328,580)*                                                               124,176,856
LIABILITIES IN EXCESS OF OTHER ASSETS..............       (1.1%)                              (1,323,261)
                                                                                            ------------
Net Assets applicable to 11,702,526 Shares of
  Common Stock issued and outstanding..............      100.0%                             $122,853,595
                                                                                            ============
Net Asset Value, offering and redemption price per
  share ($122,853,595 / 11,702,526)                                                               $10.50
                                                                                            ============

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $123,330,763. At April 30, 1999, the net unrealized appreciation for tax purposes for all securities of $846,093 consists of gross unrealized appreciation of $936,502 and gross unrealized depreciation of ($90,409).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                   PAR
                                                       ASSETS     MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.......     72.6%
Treasury Based ARMS................................     39.4%
  Fannie Mae
       7.16%                                                      07/01/25    $27,863    $   28,637,555
       7.17%                                                      07/01/27     27,201        28,033,605
       6.64%                                                      07/01/27     17,510        17,947,670
       7.37%                                                      11/01/27     23,462        24,180,922
       7.13%                                                      12/01/27     25,745        26,476,797
       7.14%                                                      01/01/28     14,898        15,377,631
       6.25%                                                      07/01/28      6,875         6,977,928
       6.18%                                                      03/01/29      8,278         8,409,948
  Freddie Mac
       7.16%                                                      05/01/23      7,256         7,434,832
       7.22%                                                      10/01/24     16,204        16,599,864
       6.86%                                                      03/01/25      7,849         8,006,219
       7.14%                                                      03/01/27     24,005        24,695,029
       7.13%                                                      03/01/27     20,256        20,775,106
       7.14%                                                      09/01/27     31,398        32,340,963
       7.20%                                                      01/01/28     14,437        14,756,743
       7.16%                                                      04/01/29     21,560        22,180,512
  Chase 1990-EA1
       6.51%                                                      11/25/20      6,322         6,322,104
  Citicorp 1992-18 CL A-1
       6.58%                                                      11/25/22     25,418        25,871,166
  CMC Securities Corp. 1993-2H A1
       7.04%                                                      09/25/23     10,169        10,178,681
  Fund America 1993A CL A-1
       6.90%                                                      06/25/23     11,068        11,289,184
  Housing Securities, Inc. 1992 SL-1 CL A-1
       7.34%                                                      05/25/16     16,807        17,237,570
  Resolution Trust Corp. Series 1995-2 A-3
       6.51%                                                      05/25/29     20,487        20,647,144
                                                                                         --------------
          (Cost $389,167,231)                                                               394,377,173
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                   PAR
                                                       ASSETS     MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
Certificates of Deposit Based ARMS.................      3.5%
  Fannie Mae
       6.74%                                                      01/01/22    $ 5,845    $    5,956,851
       6.56%                                                      10/01/22      5,416         5,519,071
       6.66%                                                      12/01/22      6,961         7,093,524
       7.08%                                                      02/01/23      3,971         4,069,150
       6.55%                                                      09/01/23      5,660         5,767,839
  Sears Mortgage 1992-16
       6.65%                                                      10/25/22      6,714         6,713,820
                                                                                         --------------
          (Cost $34,716,632)                                                                 35,120,255
London Interbank Offering Rate (LIBOR)
  Based ARMS.......................................     20.1%
  Fannie Mae
       5.34%                                                      11/25/23     18,093        18,121,551
       5.23%                                                      09/25/28     15,372        15,396,268
  Freddie Mac
       5.55%                                                      03/15/25     32,904        32,975,594
       7.23%                                                      03/01/26     10,783        11,074,559
       6.99%                                                      05/01/26      7,798         8,000,301
  BA Mortgage Securities, Inc.
       5.44%                                                      08/25/28     28,803        28,794,035
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-6
       6.88%                                                      07/25/22     22,088        22,350,406
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-9
       6.60%                                                      11/25/22     17,820        17,987,506
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1994-5
       7.38%                                                      04/25/24      3,465         3,529,561
  MLCC Mortgage Investors, Inc. 1996-C
       5.32%                                                      05/15/21     26,482        26,539,758
  Morserv Inc. 1996-2 1A1
       5.72%                                                      11/25/26     16,486        16,583,520
                                                                                         --------------
          (Cost $200,636,374)                                                               201,353,059
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                   PAR
                                                       ASSETS     MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
Cost of Funds Index Based ARMS.....................      9.6%
  Fannie Mae
       5.65%                                                      02/25/08    $12,728    $   12,700,023
       5.50%                                                      06/25/12      4,000         3,976,250
       5.40%                                                      08/25/20      1,179         1,178,432
       5.60%                                                      09/25/23     11,439        11,403,403
       5.85%                                                      08/01/29     21,249        21,361,444
       5.85%                                                      05/01/36     25,314        25,448,496
  Freddie Mac
       5.51%                                                      12/15/23     16,754        16,722,197
       5.50%                                                      02/15/24      3,358         3,350,905
                                                                                         --------------
          (Cost $95,729,978)                                                                 96,141,150
                                                                                         --------------
          TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
            SECURITIES
               (Cost $720,250,215)                                                          726,991,637
FIXED RATE MORTGAGE-RELATED SECURITIES.............     14.2%
Collateralized Mortgage Obligations
  Fannie Mae
       5.75%                                                      07/25/05     10,316        10,295,101
       5.75%                                                      06/25/06      4,919         4,907,394
       6.00%                                                      12/25/15      6,506         6,498,927
  Freddie Mac
       6.50%                                                      01/15/04      9,682         9,676,153
  ABN Amro Mortgage Corp. 1998-1 A3
       7.00%                                                      04/25/28      3,563         3,556,566
  CMC Securities Corp. 1993-E S5
       6.00%                                                      11/25/08      9,551         9,558,749
  Prudential Home Mortgage Services 1996-4
       6.50%                                                      04/25/26      9,208         9,221,321
  Prudential Home Mortgage Services 1996-6
       6.00%                                                      05/25/26      5,551         5,543,430
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                   PAR
                                                       ASSETS     MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
Pass Throughs
  Fannie Mae
       5.50%                                                      04/01/06    $ 9,985    $    9,844,826
       5.50%                                                      05/01/06     10,000         9,859,375
  Freddie Mac
       7.00%                                                      03/01/12      6,392         6,537,758
       6.30%                                                      06/25/13     12,859        12,863,423
       6.00%                                                      08/01/13      9,440         9,369,617
       6.00%                                                      09/01/13      7,486         7,429,459
       5.50%                                                      11/01/13      1,937         1,883,402
       5.50%                                                      12/01/13      5,835         5,672,690
       6.00%                                                      02/01/14      9,995         9,919,809
       8.00%                                                      06/01/14      2,871         2,942,579
       9.25%                                                      01/01/17      4,173         4,449,495
      10.50%                                                      12/01/20      2,410         2,636,867
                                                                                         --------------
          TOTAL FIXED RATE MORTGAGE-RELATED
            SECURITIES
               (Cost $142,198,523)                                                          142,666,941
U.S. TREASURY OBLIGATIONS..........................      3.4%
  U.S. Treasury Notes
       5.00%                                                      02/28/01     26,000        25,963,437
       4.75%                                                      02/15/04      8,000         7,840,000
                                                                                         --------------
          TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $33,848,222)                                                            33,803,437
AGENCY OBLIGATIONS.................................      8.0%
  Federal Home Loan Bank -- discount notes
       4.70%                                                      05/07/99     25,000        24,980,417
       4.68%                                                      05/14/99     25,000        24,957,750
  Freddie Mac -- discount notes
       4.70%                                                      05/12/99     30,000        29,956,917
                                                                                         --------------
          TOTAL AGENCY OBLIGATIONS
               (Cost $79,895,084)                                                            79,895,084
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                   PAR
                                                       ASSETS     MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT...............................      1.5%
  ABN Amro Bank
       4.83% (Agreement dated 04/30/99, to be
     repurchased at $15,661,301 on 05/03/99;
     collateralized by $15,225,000 U.S. Treasury
     Notes, 7.75%, due 11/30/99. The market value
     of the collateral is $15,969,885.)
       (Cost $15,655,000)                                         05/03/99    $15,655    $   15,655,000
                                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES....................     99.7%
       (Cost $991,847,044)**                                                                999,012,099
OTHER ASSETS IN EXCESS OF LIABILITIES..............      0.3%                                 2,504,392
                                                                                         --------------
Net Assets applicable to 100,839,722 Shares of
  Common Stock issued and outstanding..............    100.0%                            $1,001,516,491
                                                                                         ==============
Net Asset Value, offering and redemption price per
  share ($1,001,516,491 / 100,839,722)                                                            $9.93
                                                                                         ==============

--------------------------------------------------------------------------------

 * The interest rates shown are the rates at April 30, 1999.

** Aggregate cost for Federal income tax purposes is $991,853,173. At April 30,
   1999, the net unrealized appreciation for tax purposes for all securities of $7,158,926 consists of gross unrealized appreciation of $7,503,316 and gross unrealized depreciation of ($344,390).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                        PERCENTAGE
                                                          OF NET                  PAR
                                                          ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITY*...........       4.1%
  Fannie Mae
       6.64%                                                         07/01/27   $ 4,295   $  4,402,078
          (Cost $4,342,639)
FIXED RATE MORTGAGE-RELATED SECURITIES...............      78.3%
Collateralized Mortgage Obligations
  Freddie Mac
       5.00%                                                         04/25/19     4,000      3,925,000
  ABN Amro Mortgage Corp. 1998-1 A3
       7.00%                                                         04/25/28       950        948,417
                                                                                          ------------
                                                                                             4,873,417
Pass Throughs
  Fannie Mae
       6.50%                                                         05/01/08     6,194      6,252,475
       7.00%                                                         04/01/12     1,813      1,844,026
                                                                                          ------------
                                                                                             8,096,501
  Freddie Mac Gold
       6.00%                                                         04/01/05     4,391      4,393,267
       5.75%                                                         04/15/08     1,000        990,938
       7.50%, due 01/01/10 to 07/01/11                                           14,605     15,080,027
       6.50%, due 02/01/12 to 10/01/12                                           20,772     20,992,751
       5.50%, due 04/01/06 to 12/01/13                                           10,344     10,137,088
       6.00%, due 02/01/13 to 01/01/14                                           19,543     19,397,538
                                                                                          ------------
                                                                                            70,991,609
                                                                                          ------------
     TOTAL FIXED RATE MORTGAGE-
       RELATED SECURITIES
          (Cost $82,892,063)                                                                83,961,527
U.S. TREASURY OBLIGATIONS............................      13.0%
  U.S. Treasury Notes
       5.000%                                                        02/28/01     7,000      6,990,156
       5.375%                                                        06/30/03     2,000      2,009,063
       4.750%                                                        02/15/04     2,000      1,960,625
       6.625%                                                        05/15/07     1,000      1,077,344
       4.750%                                                        11/15/08     2,000      1,911,562
                                                                                          ------------
          TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $13,899,157)                                                                13,948,750
------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                        PERCENTAGE
                                                          OF NET                  PAR
                                                          ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATION....................................       1.9%
  Freddie Mac -- discount notes
       4.70%                                                         05/07/99   $ 2,000   $  1,998,433
          (Cost $1,998,433)
REPURCHASE AGREEMENT.................................       3.5%
  ABN Amro Bank
       4.83% (Agreement dated 04/30/99, to be
     repurchased at $3,781,521 on 05/03/99;
     collateralized by $3,676,000 U.S. Treasury
     Notes, 7.75%, due 11/30/99. The market value of
     the collateral is $3,855,849.)
          (Cost $3,780,000)                                          05/03/99     3,780      3,780,000
                                                                                          ------------
TOTAL INVESTMENTS IN SECURITIES......................     100.8%
          (Cost $106,912,293)**                                                            108,090,788
LIABILITIES IN EXCESS OF OTHER ASSETS................      (0.8%)                             (845,514)
                                                                                          ------------
Net Assets applicable to 11,193,543 Shares of Common
  Stock issued and outstanding.......................     100.0%                          $107,245,274
                                                                                          ============
Net Asset Value, offering and redemption price per
  share ($107,245,274 / 11,193,543)                                                       $       9.58
                                                                                          ============

--------------------------------------------------------------------------------
 * The interest rate shown is the rate at April 30, 1999.

** Aggregate cost for Federal income tax purposes is $106,922,870. At April 30,
   1999, the net unrealized appreciation for tax purposes for all securities of $1,167,918 consists of gross unrealized appreciation of $1,335,556 and gross unrealized depreciation of ($167,638).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.................     81.0%
  Collateralized Mortgage Obligation
     CMC Securities Corp. 1993-E S5
       6.00%                                                          11/25/08   $ 2,047   $ 2,048,304
  Pass Throughs
     Fannie Mae
       5.50%                                                          01/01/06     4,459     4,396,702
     Freddie Mac
       5.50%                                                          04/01/06     5,495     5,422,675
       6.00%                                                          03/01/13     4,516     4,482,273
       6.00%                                                          04/01/13     4,626     4,591,483
       6.00%                                                          08/01/13     3,767     3,738,961
       5.50%                                                          10/01/13     1,974     1,918,731
       5.50%                                                          11/01/13     1,937     1,883,402
                                                                                           -----------
                                                                                            22,037,525
     Government National Mortgage Association
       9.00%, due 11/15/04 to 10/15/21                                             3,213     3,431,879
      10.00%                                                          03/15/19       340       367,089
       7.50%                                                          02/15/24     9,935    10,242,439
       8.50%                                                          06/15/24       896       947,139
       7.00%                                                          04/15/27    13,189    13,390,477
       7.50%                                                          06/15/27     2,784     2,870,243
       6.00%                                                          04/15/28     4,845     4,695,047
       6.00%                                                          06/15/28     2,947     2,856,228
       6.00%                                                          11/15/28     3,951     3,828,498
                                                                                           -----------
                                                                                            42,629,039
                                                                                           -----------
     TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
          (Cost $69,643,857)                                                                71,111,570
U.S. TREASURY OBLIGATIONS..............................     12.3%
  U.S. Treasury Notes
       6.25%                                                          08/31/02     2,000     2,059,688
       5.50%                                                          05/31/03     2,000     2,016,875
       4.75%                                                          11/15/08     4,000     3,823,750
       4.75%                                                          02/15/14     3,000     2,940,937
                                                                                           -----------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $10,807,377)                                                                10,841,250
------------------------------------------------------------------------------------------------------
  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATION......................................      3.4%
  Freddie Mac -- discount notes
      4.70%
          (Cost $2,997,650)                                           05/07/99   $ 3,000   $ 2,997,650
REPURCHASE AGREEMENT...................................      4.3%
  ABN Amro Bank
      4.83% (Agreement dated 04/30/99, to be
     repurchased at $3,734,503 on 05/03/99;
     collateralized by $3,631,000 U.S. Treasury Notes,
     7.75%, due 11/30/99. The market value of the
     collateral is $3,808,647.)
          (Cost $3,733,000)                                           05/03/99     3,733     3,733,000
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES........................    101.0%
          (Cost $87,181,884)*                                                               88,683,470
LIABILITIES IN EXCESS OF OTHER ASSETS..................     (1.0%)                            (887,049)
                                                                                           -----------
Net Assets applicable to 8,295,793 Shares of Common
  Stock issued and outstanding.........................    100.0%                          $87,796,421
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($87,796,421 / 8,295,793)                                                          $     10.58
                                                                                           ===========

--------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is $87,184,951. At April 30, 1999, the net unrealized appreciation for tax purposes for all securities of $1,498,519 consists of gross unrealized appreciation of $1,808,416 and gross unrealized depreciation of ($309,897).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                                  U.S.
                                                  SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                       MONEY      GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                       MARKET     SECURITIES        (ARM)        SECURITIES    SECURITIES
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income..............   $1,911,542    $3,584,385    $27,759,019     $3,254,264    $2,880,771
                                     ----------   -----------    -----------    -----------    ----------
     Operating expenses:
       Investment advisory fee....       57,544       150,592      2,121,512        181,904       108,262
       Distribution fee...........       57,544        90,355      1,178,618         77,959        64,957
       Administration fee.........       13,295        19,714        157,229         17,517        15,205
       Custodian fee..............        9,629        14,666         95,382         13,104        22,026
       Legal fees.................        5,426         4,657         77,296          3,149        12,058
       Transfer agent fee.........        2,581         9,560          6,279          3,108         2,374
       Directors' fees............        2,863         3,459         31,626          2,249        11,293
       Audit......................          885         5,101         38,238          3,164         6,599
       Other......................        3,889         5,629         39,972          4,528         9,412
                                     ----------   -----------    -----------    -----------    ----------
                                        153,656       303,733      3,746,152        306,682       252,186
       Fee waivers................      (57,544)          -0-     (1,414,342)       (51,972)          -0-
                                     ----------   -----------    -----------    -----------    ----------
          Total expenses..........       96,112       303,733      2,331,810        254,710       252,186
                                     ----------   -----------    -----------    -----------    ----------
          Net investment income...    1,815,430     3,280,652     25,427,209      2,999,554     2,628,585
                                     ----------   -----------    -----------    -----------    ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Net realized gain (loss).....          -0-        49,190     (1,478,389)       (28,597)      (25,797)
     Net change in unrealized
       appreciation/depreciation
       of investments.............          -0-    (1,962,237)     3,679,042       (877,278)   (1,222,531)
                                     ----------   -----------    -----------    -----------    ----------
          Net gain (loss) on
            investments...........          -0-    (1,913,047)     2,200,653       (905,875)   (1,248,328)
                                     ----------   -----------    -----------    -----------    ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......   $1,815,430    $1,367,605    $27,627,862     $2,093,679    $1,380,257
                                     ==========   ===========    ===========    ===========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------
                                                 MONEY MARKET                   SHORT U.S. GOVERNMENT
                                                  PORTFOLIO                     SECURITIES PORTFOLIO
                                       -------------------------------------------------------------------
                                       SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 1999     OCTOBER 31,      APRIL 30, 1999    OCTOBER 31,
                                         (UNAUDITED)          1998           (UNAUDITED)          1998
----------------------------------------------------------------------------------------------------------
Increase in net assets:
  Operations:
     Net investment income...........   $   1,815,430     $   3,069,291      $  3,280,652     $  6,406,087
     Net realized gain/(loss)........             -0-             3,155            49,190          410,614
     Net change in unrealized
       appreciation/depreciation of
       investments...................             -0-               -0-        (1,962,237)         859,220
                                        -------------     -------------      ------------     ------------
  Net increase in net assets
     resulting from operations.......       1,815,430         3,072,446         1,367,605        7,675,921
                                        -------------     -------------      ------------     ------------
  Dividends paid to stockholders:
     From net investment income......      (1,815,430)       (3,069,291)       (3,274,801)      (6,406,087)
     In excess of net investment
       income........................             -0-               -0-               -0-              -0-
                                        -------------     -------------      ------------     ------------
       Total dividends paid to
          stockholders...............      (1,815,430)       (3,069,291)       (3,274,801)      (6,406,087)
                                        -------------     -------------      ------------     ------------
  Capital share transactions:
     Proceeds from sale of shares....     421,060,885       579,105,309        26,778,059       35,353,289
     Shares issued to stockholders in
       reinvestment of dividends.....       1,415,280         2,507,356         2,298,296        4,240,979
     Cost of shares repurchased......    (396,290,411)     (571,275,124)      (18,556,042)     (38,927,316)
                                        -------------     -------------      ------------     ------------
       Net increase in net assets
          from capital share
          transactions...............      26,185,754        10,337,541        10,520,313          666,952
                                        -------------     -------------      ------------     ------------
       Total increase in net
          assets.....................      26,185,754        10,340,696         8,613,117        1,936,786
Net Assets:
  Beginning of period................      58,444,766        48,104,070       114,240,478      112,303,692
                                        -------------     -------------      ------------     ------------
  End of period......................   $  84,630,520     $  58,444,766      $122,853,595     $114,240,478
                                        =============     =============      ============     ============
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
          ADJUSTABLE RATE                  INTERMEDIATE MORTGAGE                U.S. GOVERNMENT
      MORTGAGE (ARM) PORTFOLIO             SECURITIES PORTFOLIO          MORTGAGE SECURITIES PORTFOLIO
    ---------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
     APRIL 30, 1999     OCTOBER 31,     APRIL 30, 1999    OCTOBER 31,    APRIL 30, 1999    OCTOBER 31,
      (UNAUDITED)          1998          (UNAUDITED)         1998         (UNAUDITED)          1998
-------------------------------------------------------------------------------------------------------
     $   25,427,209    $  48,173,900     $  2,999,554     $ 5,585,457     $ 2,628,585      $  4,476,426
         (1,478,389)      (1,301,927)         (28,597)        545,001         (25,797)          439,413

          3,679,042       (5,972,441)        (877,278)         97,888      (1,222,531)           98,398
     --------------    -------------     ------------     -----------     -----------      ------------
         27,627,862       40,899,532        2,093,679       6,228,346       1,380,257         5,014,237
     --------------    -------------     ------------     -----------     -----------      ------------
        (25,235,756)     (48,173,900)      (2,978,337)     (5,585,457)     (2,610,509)       (4,476,426)
                -0-              -0-              -0-        (297,387)            -0-          (136,992)
     --------------    -------------     ------------     -----------     -----------      ------------
        (25,235,756)     (48,173,900)      (2,978,337)     (5,882,844)     (2,610,509)       (4,613,418)
     --------------    -------------     ------------     -----------     -----------      ------------
        241,169,480      442,702,401       26,746,482      26,122,562      14,673,397        38,684,773
         15,376,017       28,898,086        1,647,262       2,835,707       1,355,110         2,328,362
       (152,970,837)    (320,110,598)     (19,702,238)     (7,847,475)     (7,175,510)      (14,812,400)
     --------------    -------------     ------------     -----------     -----------      ------------
        103,574,660      151,489,889        8,691,506      21,110,794       8,852,997        26,200,735
     --------------    -------------     ------------     -----------     -----------      ------------
        105,966,766      144,215,521        7,806,848      21,456,296       7,622,745        26,601,554
        895,549,725      751,334,204       99,438,426      77,982,130      80,173,676        53,572,122
     --------------    -------------     ------------     -----------     -----------      ------------
     $1,001,516,491    $ 895,549,725     $107,245,274     $99,438,426     $87,796,421      $ 80,173,676
     ==============    =============     ============     ===========     ===========      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                          SIX MONTHS
                                            ENDED                      YEAR ENDED OCTOBER 31,
                                        APRIL 30, 1999    -------------------------------------------------
                                         (UNAUDITED)       1998       1997       1996      1995      1994
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................     $  1.00        $  1.00    $  1.00    $  1.00   $  1.00   $  1.00
                                           -------        -------    -------    -------   -------   -------
Income from investment operations:
--------------------------------------
  Net investment income...............       .0235          .0523      .0513      .0516     .0547     .0346
  Net realized and unrealized gain
     (loss) on investments............         -0-            -0-        -0-        -0-       -0-       -0-
                                           -------        -------    -------    -------   -------   -------
       Total from investment
          operations..................       .0235          .0523      .0513      .0516     .0547     .0346
                                           -------        -------    -------    -------   -------   -------
Less distributions:
--------------------
  Dividends paid to stockholders from
     net investment income............      (.0235)        (.0523)    (.0513)    (.0516)   (.0547)   (.0346)
                                           -------        -------    -------    -------   -------   -------
Net asset value, end of period........     $  1.00        $  1.00    $  1.00    $  1.00   $  1.00   $  1.00
                                           =======        =======    =======    =======   =======   =======
Total return..........................        2.37%          5.35%      5.25%      5.29%     5.60%     3.51%
Ratios/Supplemental data:
-----------------------------
  Net assets, end of period (in
     000's)...........................     $84,631        $58,445    $48,104    $69,484   $36,869   $82,969
  Ratio of expenses to average net
     assets...........................        0.25%(1)(2)    0.25%(1)   0.26%(1)  0.24%(1)   0.24%(1)  0.40%(1)
  Ratio of net investment income to
     average net assets...............        4.73%(2)       5.22%      5.14%     5.15%      5.40%     3.34%
-----------------------------------------------------------------------------------------------------------

(1) Without fee waivers for the Money Market Portfolio for the six months ended April 30, 1999 and the years ended October 31, 1998, 1997, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .40% (annualized), .40%, .41%, .39%, .39%, and .42%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED                       YEAR ENDED OCTOBER 31,
                                     APRIL 30, 1999   ----------------------------------------------------
                                      (UNAUDITED)       1998       1997       1996       1995       1994
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.............................    $  10.66      $  10.55   $  10.56   $  10.68   $  10.45   $  10.89
                                        --------      --------   --------   --------   --------   --------
Income from investment operations:
----------------------------------
  Net investment income.............       .2850         .6144      .6273      .6370      .6746      .5396
  Net realized and unrealized gain
   (loss) on investments............      (.1605)        .1100     (.0100)    (.1200)     .2300     (.4400)
                                        --------      --------   --------   --------   --------   --------
       Total from investment
          operations................       .1245         .7244      .6173      .5170      .9046      .0996
                                        --------      --------   --------   --------   --------   --------
Less distributions:
------------------
  Dividends paid to stockholders
   from net investment income.......      (.2845)       (.6144)    (.6273)    (.6370)    (.6746)    (.5396)
                                        --------      --------   --------   --------   --------   --------
Net asset value, end of period......    $  10.50      $  10.66   $  10.55   $  10.56   $  10.68   $  10.45
                                        ========      ========   ========   ========   ========   ========
Total return........................        1.19%         7.08%      6.04%      4.99%      8.94%      0.95%
Ratios/Supplemental data:
------------------------
  Net assets, end of period
     (in 000's).....................    $122,854      $114,240   $112,304   $176,892   $167,343   $179,740
  Ratio of expenses to average net
  --------------------------------
   assets...........................        0.50%(1)      0.50%      0.50%      0.48%      0.49%      0.47%
  Ratio of net investment income to
   average net assets...............        5.45%(1)      5.83%      5.97%      6.02%      6.42%      5.04%
  Portfolio turnover rate...........          71%           84%        75%        69%       112%       195%

--------------------------------------------------------------------------------
(1) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED                             YEAR ENDED OCTOBER 31,
                                    APRIL 30, 1999      ----------------------------------------------------------
                                     (UNAUDITED)          1998        1997        1996        1995         1994
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................   $     9.91        $   9.99    $   9.95    $   9.94    $   9.78    $    10.02
                                      ----------        --------    --------    --------    --------    ----------
Income from investment operations:
------------------------------------
  Net investment income............        .2648           .5676       .6036       .5958       .6035         .4396
  Net realized and unrealized gain
    (loss) on investments..........        .0181          (.0800)      .0400       .0100       .1600        (.2400)
                                      ----------        --------    --------    --------    --------    ----------
      Total from investment
         operations................        .2829           .4876       .6436       .6058       .7635         .1996
                                      ----------        --------    --------    --------    --------    ----------
Less distributions:
------------------
  Dividends paid to stockholders
    from net investment income.....       (.2629)         (.5676)     (.6036)     (.5958)     (.6035)       (.4396)
                                      ----------        --------    --------    --------    --------    ----------
Net asset value, end of period.....   $     9.93        $   9.91    $   9.99    $   9.95    $   9.94    $     9.78
                                      ==========        ========    ========    ========    ========    ==========
Total return.......................        2.81%           5.00%       6.65%       6.27%       8.02%         2.04%
Ratios/Supplemental data:
------------------------
  Net assets, end of period (in
    000's).........................   $1,001,516        $895,550    $751,334    $796,016    $891,538    $1,045,914
  Ratio of expenses to average net
    assets.........................        0.49%(1)(2)     0.49%(1)    0.49%(1)    0.47%(1)    0.48%(1)      0.47%(1)
  Ratio of net investment income to
    average net assets.............        5.39%(2)        5.70%       6.07%       6.01%       6.12%         4.40%
  Portfolio turnover rate..........          15%             53%         74%         60%         68%           65%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Adjustable Rate Mortgage (ARM) Portfolio for the six months ended April 30, 1999 and the years ended October 31, 1998, 1997, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .79% (annualized), .79%, .79%, .77%, .78%, and .76%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                        SIX MONTHS
                                          ENDED                      YEAR ENDED OCTOBER 31,
                                      APRIL 30, 1999   --------------------------------------------------
                                       (UNAUDITED)      1998      1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period............................     $   9.66      $  9.62   $  9.52   $   9.68   $   9.34   $  10.00
                                         --------      -------   -------   --------   --------   --------
Income from investment operations:
------------------------------------
  Net investment income.............        .2751        .5932     .6245      .6101      .6211      .5407
  Net realized and unrealized gain
     (loss) on investments..........       (.0820)       .0761     .1000     (.1600)     .3400     (.6600)
                                         --------      -------   -------   --------   --------   --------
     Total from investment
       operations...................        .1931        .6693     .7245      .4501      .9611     (.1193)
                                         --------      -------   -------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income.....       (.2731)      (.5932)   (.6245)    (.6101)    (.6211)    (.5407)
     In excess of net investment
      income........................          -0-       (.0361)      -0-        -0-        -0-        -0-
                                         --------      -------   -------   --------   --------   --------
       Total distributions to
        stockholders................       (.2731)      (.6293)   (.6245)    (.6101)    (.6211)    (.5407)
                                         --------      -------   -------   --------   --------   --------
Net asset value, end of period......     $   9.58      $  9.66   $  9.62   $   9.52   $   9.68   $   9.34
                                         ========      =======   =======   ========   ========   ========
Total return........................         2.02%        7.18%     7.90%      4.82%     10.63%     (1.18%)
Ratios/Supplemental data:
------------------------------
  Net assets, end of period (in
     000's).........................     $107,245      $99,438   $77,982   $ 92,289   $187,087   $213,427
  Ratio of expenses to average net
     assets.........................         0.49%(1)(2)  0.49%(1)  0.49%(1)   0.44%(1)   0.38%(1)   0.39%(1)
  Ratio of net investment income to
     average net assets.............         5.77%(2)     6.17%     6.58%      6.38%      6.55%      5.61%
  Portfolio turnover rate...........           54%          69%      120%       133%       133%       358%
---------------------------------------------------------------------------------------------------------

(1) Without fee waivers for the Intermediate Mortgage Securities Portfolio for the six months ended April 30, 1999 and the years ended October 31, 1998, 1997, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .59% (annualized), .59%, .59%, .58%, .58%, and .59%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                    YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1999   -----------------------------------------------
                                           (UNAUDITED)      1998      1997      1996      1995      1994
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....    $ 10.73       $ 10.67   $ 10.51   $ 10.68   $ 10.23   $ 11.28
                                             -------       -------   -------   -------   -------   -------
Income from investment operations:
  Net investment income..................      .3204         .6947     .7344     .7479     .7703     .7296
  Net realized and unrealized gain (loss)
   on investments........................     (.1522)        .0877     .1600    (.1700)    .4500    (.9300)
                                             -------       -------   -------   -------   -------   -------
       Total from investment
          operations.....................      .1682         .7824     .8944     .5779    1.2203    (.2004)
                                             -------       -------   -------   -------   -------   -------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..........     (.3182)       (.6947)   (.7344)   (.7479)   (.7703)   (.7296)
     In excess of net investment
       income............................        -0-        (.0277)      -0-       -0-       -0-       -0-
     From net realized gains.............        -0-           -0-       -0-       -0-       -0-    (.1200)
                                             -------       -------   -------   -------   -------   -------
       Total distributions to
          stockholders...................     (.3182)       (.7224)   (.7344)   (.7479)   (.7703)   (.8496)
                                             -------       -------   -------   -------   -------   -------
Net asset value, end of period...........    $ 10.58       $ 10.73   $ 10.67   $ 10.51   $ 10.68   $ 10.23
                                             =======       =======   =======   =======   =======   =======
Total return.............................      1.59%         7.58%     8.87%     5.63%    12.37%    (1.82%)
Ratios/Supplemental data:
  Net assets, end of period (in 000's)...    $87,796       $80,174   $53,572   $57,267   $62,258   $60,613
  Ratio of expenses to average net
     assets..............................      0.58%(1)      0.53%     0.53%     0.52%     0.53%     0.51%
  Ratio of net investment income to
   average net assets....................      6.07%(1)      6.48%     7.01%     7.10%     7.39%     6.81%
  Portfolio turnover rate................        86%           93%      135%      165%      177%      376%

--------------------------------------------------------------------------------
(1) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund, Inc. (the "Fund") consists of five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio.

A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. For certain mortgage related securities the Board of Directors has approved the use of a matrix developed by Shay Assets Management, Inc. (Adviser) which the Board believes reflects the fair value of such securities. Portfolio securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Directors. Short-term instruments maturing within 60 days of the valuation date are valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

B. Effective December 8, 1997, Shay Assets Management, Inc. (Adviser) (SAMI) became the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Directors of the Fund. Prior to December 8, 1997, the investment adviser was Shay Assets Management Co. (SAMC), a general partnership that consisted of two general partners, SAMI and ACB Assets Management, Inc. (ACBAM). ACBAM is an indirect wholly-owned subsidiary of America's Community Bankers.

  On December 8, 1997, SAMI purchased ACBAM's 50% interest in SAMC; SAMC was dissolved and its business (including investment advisory functions to the Fund), assets, and liabilities were transferred to SAMI. In anticipation of this transaction, the shareholders of the Fund approved a new investment advisory agreement between the Fund and SAMI on October 31, 1997. The terms of the new investment advisory agreement, including the duties, obligations, and compensation of the investment adviser, are substantially the same as those in the prior investment advisory agreement between the Fund and SAMC.

  SAMI and SISI paid all of the costs incurred by the Fund in connection with the above transaction, including preparation and distribution of proxy materials to shareholders, meetings of the Fund's shareholders and Board of Directors, legal fees, and other fees and expenses.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser voluntarily waived 100% of its fee for the six months ended April 30, 1999. The waiver amounted to $57,544.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the six months ended April 30, 1999. The waiver amounted to $942,895.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the six months ended April 30, 1999. The waiver amounted to $51,972.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Effective December 8, 1997, Shay Financial Services, Inc. (Distributor) (SFSI) became the distributor to the Fund. The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Directors of the Fund. Prior to December 8, 1997, the distributor was Shay Financial Services Co. (SFSC), a general partnership that consisted of two general partners, SFSI and ACB Securities, Inc. (ACBS). ACBS is an

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

indirect wholly-owned subsidiary of America's Community Bankers.

  On December 8, 1997, SFSI purchased ACBS' 50% interest in SFSC; SFSC was dissolved and its business (including distribution functions to the Fund), assets, and liabilities were transferred to SFSI.

  As compensation for distribution services, the Fund pays a distribution fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the six months ended April 30, 1999. The waiver amounted to $471,447.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------

C. The Fund is authorized to issue 6 billion shares of common stock, par value $.001 per share, of which 4 billion shares are of the Money Market Portfolio and 500 million shares are of each of the other four Portfolios. On April 30, 1999, five shareholders held approximately 60% of the outstanding shares of the Money Market Portfolio, four stockholders held approximately 31% of the outstanding shares of the Short U.S. Government Securities Portfolio, one stockholder held approximately 5% of the outstanding shares of the Adjustable Rate Mortgage (ARM) Portfolio, six stockholders held approximately 54% of the outstanding shares of the Intermediate Mortgage Securities Portfolio, and six stockholders held approximately 66% of the outstanding shares of the U.S. Government Mortgage Securities Portfolio. As of April 30, 1999, one of the directors had, through the institutions he serves as officer, shared voting power over approximately one percent of the shares of the Money Market Portfolio. Transactions in shares of the Fund for the six months ended April 30, 1999 and the year ended October 31, 1998, were as follows:

--------------------------------------------------------------------------------

                                               MONEY MARKET                       SHORT U.S. GOVERNMENT
                                                 PORTFOLIO                        SECURITIES PORTFOLIO
                                    --------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                     APRIL 30, 1999       YEAR ENDED        APRIL 30, 1999       YEAR ENDED
                                      (UNAUDITED)      OCTOBER 31, 1998      (UNAUDITED)      OCTOBER 31, 1998
--------------------------------------------------------------------------------------------------------------
Sale of shares.....................    421,060,885        579,105,309          2,533,293          3,349,648
Shares issued to stockholders in
  reinvestment of dividends........      1,415,280          2,507,356            217,334            401,904
Shares repurchased.................   (396,290,411)      (571,275,124)        (1,759,985)        (3,688,922)
                                      ------------       ------------         ----------         ----------
Net increase.......................     26,185,754         10,337,541            990,642             62,630
Shares outstanding:
  Beginning of period..............     58,441,611         48,104,070         10,711,884         10,649,254
                                      ------------       ------------         ----------         ----------
  End of period....................     84,627,365         58,441,611         11,702,526         10,711,884
                                      ============       ============         ==========         ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                         ADJUSTABLE RATE MORTGAGE                 INTERMEDIATE MORTGAGE
                                              (ARM) PORTFOLIO                     SECURITIES PORTFOLIO
                                    --------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                     APRIL 30, 1999       YEAR ENDED        APRIL 30, 1999       YEAR ENDED
                                      (UNAUDITED)      OCTOBER 31, 1998      (UNAUDITED)      OCTOBER 31, 1998
--------------------------------------------------------------------------------------------------------------
Sale of shares.....................    24,311,005         44,393,930           2,778,701          2,703,534
Shares issued to stockholders in
  reinvestment of dividends........     1,550,750          2,901,025             171,285            294,785
Shares repurchased.................   (15,415,480)       (32,108,808)         (2,048,624)          (811,362)
                                      -----------        -----------          ----------         ----------
Net increase.......................    10,446,275         15,186,147             901,362          2,186,957
Shares outstanding:
  Beginning of period..............    90,393,447         75,207,300          10,292,181          8,105,224
                                      -----------        -----------          ----------         ----------
  End of period....................   100,839,722         90,393,447          11,193,543         10,292,181
                                      ===========        ===========          ==========         ==========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    U.S. GOVERNMENT MORTGAGE
                                                                      SECURITIES PORTFOLIO
                                                              ------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 1999        YEAR ENDED
                                                                (UNAUDITED)       OCTOBER 31, 1998
--------------------------------------------------------------------------------------------------
Sale of shares..............................................     1,371,397            3,609,097
Shares issued to stockholders in reinvestment of
  dividends.................................................       127,128              217,980
Shares repurchased..........................................      (672,810)          (1,377,850)
                                                                 ---------           ----------
Net increase................................................       825,715            2,449,227
Shares outstanding:
  Beginning of period.......................................     7,470,078            5,020,851
                                                                 ---------           ----------
  End of period.............................................     8,295,793            7,470,078
                                                                 =========           ==========
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
D. At April 30, 1999, NET ASSETS consisted of the following:

-------------------------------------------------------------------------------------------------------
                                         SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                         GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                         MONEY MARKET    SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                          PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------
Capital paid-in........  $84,629,759    $129,000,819   $1,022,652,065    $119,829,800     $89,995,412
Accumulated net
  realized gains
  (losses).............          761      (7,001,351)     (28,492,082)    (13,784,238)     (3,718,653)
Undistributed net
  investment income....          -0-           5,851          191,453          21,217          18,076
Net unrealized
  appreciation of
  investments..........          -0-         848,276        7,165,055       1,178,495       1,501,586
                         -----------    ------------   --------------    ------------     -----------
                         $84,630,520    $122,853,595   $1,001,516,491    $107,245,274     $87,796,421
                         ===========    ============   ==============    ============     ===========
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

E. For tax purposes at October 31, 1998, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $7,048,358, of which $4,615,249 expires in 2002, $466,298 expires in 2003, and $1,966,811 expires in 2004. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $23,410,377, of which $236,741 expires in 2000, $5,932,937 expires in 2001,
$10,944,856 expires in 2002, $4,674,894 expires in 2003, $819,918 expires in
2004, and $801,031 expires in 2006.

The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $13,773,110, of which $9,526,290 expires in 2002, $1,932,691 expires in 2003, and $2,314,129 expires in 2004. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $3,902,019, of which $3,016,120 expires in 2002, $731,254 expires in 2003, $29,820 expires in 2004, and $124,825 expires in 2005. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------
F. For the six months ended April 30, 1999, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                                                                            U.S.
                                            SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                            GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                            SECURITIES        (ARM)        SECURITIES    SECURITIES
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------
Purchases:
  U.S. Government obligations.............  $85,651,712   $367,363,391    $53,040,846    $55,593,881
  Other securities........................          -0-     61,858,624            -0-            -0-
                                            -----------   ------------    -----------    -----------
     Total purchases......................  $85,651,712   $429,222,015    $53,040,846    $55,593,881
                                            ===========   ============    ===========    ===========
Sales and maturities:
  U.S. Government obligations.............  $77,277,341   $133,307,611    $25,716,771    $33,882,498
  Other securities........................          -0-            -0-            -0-            -0-
                                            -----------   ------------    -----------    -----------
     Total sales and maturities...........  $77,277,341   $133,307,611    $25,716,771    $33,882,498
                                            ===========   ============    ===========    ===========
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund, Inc., including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

                                     NOTES

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR, TRANSFER AGENT
  AND SHAREHOLDER SERVICE AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
PFPC Trust Company
17th & Chestnut Streets
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA 19103
DIRECTORS AND OFFICERS
Richard M. Amis
Director

Arthur G. De Russo
Director

David F. Holland
Director

Gerald J. Levy
Director and Vice Chairman

Rodger D. Shay
Director and Chairman

Edward E. Sammons, Jr.
President and Treasurer

Robert T. Podraza
Vice President and
Assistant Treasurer

Daniel K. Ellenwood
Secretary

Christine A. Cwik
Assistant Secretary